Derivatives - held for trading and hedging derivatives - Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow hedges
Debit balances (losses)	€ 152
Within one year
Cash flow hedges
Debit balances (losses)	57
Between one and five years
Cash flow hedges
Debit balances (losses)	69
More than five years
Cash flow hedges
Debit balances (losses)	26
Fair value hedges
Hedging derivatives
Notional amount	151,380	€ 146,191	€ 214,591
Fair value	(3,361)	(1,018)	(1,166)
Cash flow hedges
Gain (loss) on hedges	92
Portion of the net gain (loss) on hedges attributable to hedged items	178
Portion of the net gain (loss) on hedges attributable to hedging derivatives	(86)
Fair value hedges categorized as macro-hedges
Hedging derivatives
Fair value	€ 68,927
Fair value hedges categorized as macro-hedges | United Kingdom
Cash flow hedges
Percentage of the total	79.00%
Fair value hedges categorized as micro-hedges
Hedging derivatives
Fair value	€ 82,453
Fair value hedges categorized as micro-hedges | Spain
Cash flow hedges
Percentage of the total	28.00%
Fair value hedges categorized as micro-hedges | United Kingdom
Cash flow hedges
Percentage of the total	26.00%
Cash flow hedges
Hedging derivatives
Notional amount	€ 83,770	88,905	63,912
Fair value	3,469	4,025	(572)
Cash flow hedges
Equity valuation adjustment	(317)
Gain on cash flow hedges	(41)
Net amount reclassified from equity by interest income/ (charges) to the income statements	854
Impact on profit and loss of the ineffectiveness of cash flow hedges	(103)
Hedges of net investment in foreign operations
Hedging derivatives
Notional amount	20,121	23,942	17,790
Fair value	385	(786)	528
Hedging derivatives
Hedging derivatives
Notional amount	255,271	259,038	296,293
Fair value	€ 493	€ 2,221	€ (1,210)